RESEARCH AND LICENSE AGREEMENT (Details)	12 Months Ended
Dec. 31, 2025
RESEARCH AND LICENSE AGREEMENT
Percentage of royalty payment if licensed product covered by valid claim or orphan drug status	5.00%
Percentage of royalty payment if licensed product not covered by valid claim or orphan drug status	3.00%
Validity of royalty payment not covered by valid claim or orphan drug status	15 years